Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SFr / shares
Preferred shares, par value (in Francs per share) | SFr / shares		SFr 0.8		SFr 0.8
Preferred shares, registered shares issued	206,452		206,452
Preferred shares, registered shares outstanding	206,452		206,452
Common shares, par value (in Francs per share) | SFr / shares		SFr 0.8		SFr 0.8
Common shares, registered shares issued	3,159,535		810,722
Common shares, registered shares outstanding	3,159,535		810,722
Related Party
Accounts payable, related party (in Dollars) | $	$ 15,000		$ 265,864
Related party short-term loan (in Dollars) | $	$ 0		$ 1,633,746